Commitments And Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Commitments and Contingencies [Abstract]
Commitments And Contingencies

11. Commitments and contingencies

Lease – Right of Use Asset and Liability

The Company leases its facilities, which include office and R&D space, under non-cancelable lease agreements with terms expiring in November 2026. Certain of these arrangements have free rent and escalating rent payment provisions. Under such arrangements, the Company recognizes an ROU asset and lease liability on the consolidated balance sheets. Lease costs are recognized on a straight-line basis over the non-cancelable lease term.

The following summarizes the cash flow and noncash information related to the operating leases (in thousands):

Total lease expense was $305,652 and $181,958 for the periods ended March 31, 2026 and 2025, respectively.

	Six Months Ended
	March 31,
	2026	2025
Operating cash flows paid for operating leases	$302,625	$194,408
Right-of-use assets obtained in exchange for operating lease obligations	-	-
Total rent (lease) expense	$305,652	$181,958

Weighted average lease terms and discount rates were as follows:

	As of
	March 31,	September 30,
	2026	2025
Weighted-average remaining lease term (in years)	0.67	1.17
Weighted-average discount rate	9.25%	9.25%

Other Commitments

From time to time, the Company is a party to litigation and subject to claims incidental to its business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of ongoing matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources, and other factors. At each reporting period, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable, requiring recognition of a loss accrual, or whether the potential loss is reasonably possible, requiring disclosure. Legal fees are expensed as incurred.

12. Commitments and contingencies

Lease – Right of Use Asset and Liability

The Company leases its facilities, which include office and R&D space, under non-cancelable lease agreements with terms expiring in November 2026. Certain of these arrangements have free rent and escalating rent payment provisions. Under such arrangements, the Company recognizes an ROU asset and lease liability on the consolidated balance sheets. Lease costs are recognized on a straight-line basis over the non-cancelable lease term.

The following summarizes the cash flow and noncash information related to the operating leases (in thousands):

	Year ended
	September 30,
	2025	2024
Operating cash flows paid for operating leases	461,919	255,380
Right-of-use assets obtained in exchange for operating lease obligations	859,310	486,673

Total lease expense was $446,379 and $419,928 for the periods ended September 30, 2025 and 2024, respectively.

Weighted average lease terms and discount rates were as follows:

	September 30,
	2025	2024
Weighted-average remaining lease term (in years)	1.17	0.67
Weighted-average discount rate	9.25%	8.25%

The maturities of operating lease liabilities as of September 30, 2025 are as follows (in thousands):

Year Ending September 30,	Amount
2026	611,303
2027	103,901
Total undiscounted future cash flows	715,204
Less: imputed interest	(34,759)
Total minimum payments	680,445

Other Commitments

During fiscal year 2025, certain employees voluntarily agreed to temporary salary reductions as part of the Company’s cost management initiatives. Under the terms of these arrangements, the Company may, subject to approval by its Board of Directors, repay the foregone compensation at a multiple of 1.25 of their original compensation.

Such repayment is discretionary and not contractually guaranteed. As of September 30, 2025, no amounts have been accrued related to these arrangements. The Company estimates between $1.1 million to $1.2 million in potential compensation being paid out.

From time to time, the Company is a party to litigation and subject to claims incidental to its business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of ongoing matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources, and other factors. At each reporting period, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable, requiring recognition of a loss accrual, or whether the potential loss is reasonably possible, requiring disclosure. Legal fees are expensed as incurred.